Schedule of Future Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Leases
2026		$ 513,525
2027		513,525
2028		513,525
2029		513,524
Thereafter
Total Undiscounted Lease Obligations		2,054,099
Less: Imputed Interests		(284,989)
Present Value of Lease Obligations		$ 1,769,110
2026 remainder of year	$ 385,143
2027	513,525
2028	513,525
2029	513,524
Thereafter
Total Undiscounted Lease Obligations	1,925,717
Less: Imputed Interest	(250,705)
Present Value of Lease Obligations	$ 1,675,012